Borrowing and Credit Agreements - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings and Credit Agreements
2018	$ 4,821
2019	873
2020	2,775
2021	2,327
2022	3,178
Thereafter	13,196
Total debt	$ 27,170	$ 27,726